Pursuant to Rule 497(e)
                                                        Registration No. 2-65315
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SHORT TERM FUND
INCOME FUND, INC.                                    600 Fifth Avenue
                                                     New York, NY  10020
                                                     (212) 830-5345
                                                     (800) 433-1918 (Toll Free)
================================================================================

                          SUPPLEMENT DATED MAY 28, 2004
                    TO THE PROSPECTUS DATED DECEMBER 29, 2003


Effective July 30, 2004, the time at which the Short Term Income Fund, Inc. calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus are effective on July 30, 2004:

On pages 9, 12, 13 and 14 under the headings "Pricing of Fund Shares," "Initial Direct Purchase of Class B Shares - Bank Wire," "Redemption of Shares" and "Redemption of Shares - Telephone" the references to "12 noon" are replaced with "4:00 p.m."

On page 10, under the heading "Purchase of Fund Shares" the first paragraph is deleted and replaced with the following:

"The Fund does not accept a purchase order from investors investing in the Fund directly (i.e. not through Participating Organizations) until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day."

On page 11, under the heading "Investments Through Participating Organizations - Purchase of Class A Shares," the fourth paragraph is deleted and replaced with the following:

"Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously."


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STIF 05/04 SUP

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-65315
================================================================================
First Southwest Prime Income Fund
Shares of Short Term Income Fund, Inc. - Money Market Portfolio

Supplement dated May 28, 2004 to the Prospectus dated December 29, 2003

     Effective July 30, 2004, the time at which the Short Term Income Fund, Inc. calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus are effective on July 30, 2004:


     On pages 10 and 12 under the headings "Pricing of Fund Shares," and "Redemption of Shares" the references to "12 noon" are replaced with "4:00 p.m."

     On page 11, under the heading "Pricing of Fund Shares," the third paragraph is deleted and replaced with the following:

       "Shares will be issued as of the first determination of the Portfolio's net asset value per share made after receipt and acceptance by the Fund's transfer agent of First Southwest Company's purchase order. In order to maximize earnings on its portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks or deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). The Portfolio reserves the right to reject any purchase order for its shares. Shares of the Portfolio begin accruing income on the day the shares are issued. In addition, the Fund does not accept cash and may refuse to accept cash equivalents (i.e. travelers cheques, money orders, cashier's checks or similar instruments) and certain other forms of payment at its discretion. Certificates for the FSW shares will not be issued to investors."

     On page 11, under the heading "Purchase of FSW Shares," the following paragraph is added after the fourth paragraph of this section:

       "First Southwest Company may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with First Southwest Company before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with First Southwest Company. First Southwest Company is responsible for instituting procedures to ensure that purchase orders by its respective clients are processed expeditiously."

325 North St Paul
Suite 800
Dallas, TX  75201
(214) 953-4000

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FSW STIF 05/04 SUP

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-65315
================================================================================
SHORT TERM FUND
INCOME FUND, INC.                                    600 Fifth Avenue
                                                     New York, NY  10020
                                                     (212) 830-5345
                                                     (800) 433-1918 (Toll Free)
================================================================================


                          SUPPLEMENT DATED MAY 28, 2004
                   TO THE STATEMENT OF ADDITIONAL INFOMRATION
                             DATED DECEMBER 29, 2003


Effective July 30, 2004, the time at which the Short Term Income Fund, Inc. calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, effective July 30, 2004, on page 14, under the heading "Net Asset Value," the reference to "12 noon" is replaced with "4:00 p.m."

Effective as of the date of this supplement, on page 4, under the heading "Repurchase Agreements," the sixth sentence is revised to read: "The Fund may enter into repurchase agreements with securities dealers, member banks of the Federal Reserve System and other entities that the Manager has determined are creditworthy."





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STIF 05/04 SAI SUP